Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stock-Based Compensation
Summary of stock option activity

	Options Outstanding and Exercisable
			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value(1)
	Shares	Price	Life (Years)	(in thousands)
Outstanding as of December 31, 2018	2,056,891	$4.74	9.4	$5,946
Granted	247,275	$18.18	10.0
Exercised	(53,963)	$1.20	8.1
Forfeitures	(1,250)	$7.63	9.5
Outstanding as of September 30, 2019	2,248,953	$6.30	9.1	$55,305
Vested and expected to vest as of September 30, 2019	2,248,953	$6.30		$55,305
Exercisable as of September 30, 2019	450,866	$1.15		$12,335

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money at September 30, 2019 and December 31, 2018.

A summary of stock option activity for awards under the 2015 Plan is presented below:

	Options Outstanding and Exercisable
			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value(1)
	Shares	Price	Life (Years)	(in thousands)
Outstanding as of January 1, 2017	189,189	$0.48	8.6	$137
Granted	317,397	1.21
Outstanding as of December 31, 2017	506,586	0.94	9.0	137
Granted	1,570,136	5.92	9.9	2,684
Exercised	(5,599)	0.84
Forfeitures	(14,232)	1.11
Outstanding as of December 31, 2018	2,056,891	4.74	9.4	5,946
Vested and expected to vest as of December 31, 2018	2,056,891	4.74	9.4	5,946
Exercisable as of December 31, 2018	242,079	0.88	7.9	1,634
(1)

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money at December 31, 2018 and 2017.

Summary of stock based compensation expense recorded

Stock‑based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Research and development	$182	$41	$482	$62
General and administrative	342	49	837	76
Total stock-based compensation expense	$524	$90	$1,319	$138

Stock‑based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	December 31,
	2018	2017
Research and development	$85	$35
General and administrative	178	40
Total stock-based compensation expense	$263	$75

Summary of assumptions used in the Black Scholes option pricing model for stock options granted

	Year Ended
	December 31,
	2018
Expected term	6.1	years
Expected volatility	69.7%
Risk free interest rate	2.77%
Expected dividend yield	—%